Revenue	12 Months Ended
Jun. 30, 2025
Disclosure Revenue Abstract
Revenue

4.	Revenue

	2025	2025	2024
	US$	S$	S$

Type of service
Rendering of services – Medical services	8,900,027	11,319,944	10,050,923
	8,900,027	11,319,944	10,050,923

Timing of transfer of service
At a point in time	8,900,027	11,319,944	10,050,923
	8,900,027	11,319,944	10,050,923